Business Combinations (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 08, 2023 ILS (₪)	Dec. 02, 2021 USD ($)	Aug. 23, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ILS (₪)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 ILS (₪)	Jul. 01, 2022 USD ($)
Business Combinations [Line Items]
Total consideration amount				$ 1,400			₪ 5,000,000			$ 3,428
Competitive digital ecosystem		$ 21,492
Closing payment		11,042	$ 7,993	4,962	$ 239	$ 11,042
Advance payment for future acquisition		$ 1,500
Share purchase holding percentage		100.00%
Fair value of acquisition date		$ 10,450
Fair value of financial liability				$ 4,634
Net working capital adjustments			$ 11,629
Consideration paid					$ 1,753
KMT [Member]
Business Combinations [Line Items]
Percentage of acquisition interests								60.00%	60.00%
Total consideration amount								$ 14,875	₪ 55,039
Cash payment (in New Shekels) | ₪									₪ 60,000,000
Contingent consideration amount (in New Shekels) | ₪	₪ 15,000,000
Asset Purchase Agreements [Member]
Business Combinations [Line Items]
Percentage of acquisition interests		50.10%